COLT 2024-INV2 Mortgage Loan Trust ABS-15G

Exhibit 99.49

Loan ID	Dummy ID	Seller Loan ID	Investor Loan ID	LSF ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	4350106526			XXXX	XXXX	CLTV	propertyValuationPage	0	XXXX	CLTV Not Required DSCR